Segment reporting (Details 1) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of operating segments [line items]
Total assets	₨ 90,673	$ 958	₨ 83,329	₨ 70,982
Total liabilities	71,740	758	63,200	52,910
Capital employed	18,933	$ 200	20,129	18,072
Network centric services
Disclosure of operating segments [line items]
Total assets	24,425		23,927	19,042
Total liabilities	24,145		22,394	19,171
Data center services
Disclosure of operating segments [line items]
Total assets	53,028		43,941	38,371
Total liabilities	39,842		32,523	26,539
Digital services
Disclosure of operating segments [line items]
Total assets	6,898		8,353	7,576
Total liabilities	7,753		8,283	7,200
Unallocated assets
Disclosure of operating segments [line items]
Total assets	₨ 6,322		₨ 7,108	₨ 5,993